Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries
	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
Pinnacle Food Group Limited (“PGL”)	Holding company	—	November 16, 2023	Cayman Islands
PFAI Investment Limited (“PFAI”)	Holding company	*100%	February 2, 2024	Canada
Pinnacle Food Inc. (“PFI”)	Sale of smart farming system	100%	November 3, 2015	Canada
Pinnacle Food Agtech HK Limited (“PFA HK”)	Research and development	100%	May 27, 2025	Hong Kong
Pinnacle Food Trading HK Limited (“PFT HK”)	Sale of smart farming system	100%	May 27, 2025	Hong Kong
Dingfengzhipin Agri-Tech (Beijing) Co., Ltd (“Dingfengzhipin”)	Product research and development	100%	July 14, 2025	People’s Republic of China

*	Two classes of shares, Class A common shares and Class B preferred shares, were issued and outstanding on the date of incorporation. The Company holds 100% of the Class A common shares of PFAI. Only Class A common shares have voting rights. The Company may pay dividends to the shareholders of Class A common shares and Class B preferred shares based on the discretion of the directors. On July 29, 2024, the holder of the Class B preferred shares transferred all of her Class B preferred share to PFAI in exchange for the same number of Class E preferred shares. On the same date, the Class B preferred shares were cancelled. The Class E preferred shareholders do not have voting or dividend rights. In the event of the liquidation, dissolution or winding-up of PFAI, the shareholders of Class E preferred shares may only receive up to $2,999,000 of PFAI’s residual interest. Therefore, the Company, in substance controls 100% of PFAI, including its voting right and future earnings/loss. Refer to Note 13 for more details.